Investment securities available- for-sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale	$ 310,210,000	$ 5,438,000	$ 52,058,000
Other than Temporary Impairment Losses, Investments	0	0
Available-for-sale Securities, Gross Unrealized Losses	65,502,000	130,434,000
Available-for-sale Securities, Amortized Cost Basis	5,307,250,000	5,345,877,000
AFS securities sold [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 311,100,000	$ 3,300,000